Bank and Other Borrowings - Summary of Payments Obliged (Details) $ in Thousands	Dec. 31, 2019 USD ($)
Bank And Other Borrowings [Abstract]
2020	$ 7,564
2021	8,031
2022	5,254
2023	2,849
Total	$ 23,698